Voya Target In-Retirement Fund Expense Example - Voya Target In-Retirement Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,282
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	$ 433